Schedule of warrants activity (Details)	2 Months Ended	12 Months Ended
	Jan. 31, 2019 $ / shares	May 31, 2019 Share $ / shares	May 31, 2018 Share $ / shares
Disclosure of classes of share capital [Abstract]
Balance | Share		7,889,334	10,514,168
Issued | Share		8,032,467
Exercised | Share		(8,168,011)	(2,624,834)
Expired/Cancelled | Share		(990,167)
Balance | Share		6,763,623	7,889,334
Weighted average exercise price of warrants outstanding | $ / shares		$ 0.64	$ 0.60
Weighted average exercise price of warrants, Issued | $ / shares	$ 1.17	0.94
Weighted average exercise price of warrants, Exercised | $ / shares		0.64	0.49
Weighted average exercise price of warrants, Expired/Cancelled | $ / shares		0.67
Weighted average exercise price of warrants outstanding | $ / shares		$ 0.99	$ 0.64